Reserves - Schedule of Movements in Options for Fully Paid Ordinary Shares (Details)	12 Months Ended
	Jun. 30, 2025 AUD ($) Options	Jun. 30, 2024 AUD ($) Options	Jun. 30, 2023 AUD ($) Options
Schedule of Movements in Options for Fully Paid Ordinary Shares [Abstract]
Number of Options, Beginning of the year | Options	3,250,009,092	170,042,720	184,692,720
Beginning of the year | $	$ 4,806,203	$ 3,972,475	$ 3,565,918
Number of Options , Options issued during the year | Options	1,392,300,911	3,092,563,791
Options issued during the year | $
Number of Options, Options expired during the year | Options	(1,947,759,704)		(13,150,000)
Expired during the year | $	$ (326,544)		$ (560,014)
Number of Options, Forfeited during the year | Options	(4,650,000)	(5,500,000)	(1,500,000)
Forfeited during the year | $	$ (93,735)	$ (93,222)	$ (17,150)
Number of Options, Options exercised during the year | Options	(6,428,732)
Options exercised during the year | $	$ (23,540)
Number of Options, Shares to be issued | Options
Shares to be issued | $		$ 45,000
Number of Options, Share Based Payment expense | Options
Share Based Payment expense | $	$ 979,920	$ 881,950	$ 983,721
Number of Options, End of the year | Options	2,683,471,567	3,250,009,092	170,042,720
End of the year | $	$ 5,342,304	$ 4,806,203	$ 3,972,475